PROVISIONS	9 Months Ended
Sep. 30, 2023
PROVISIONS
PROVISIONS

NOTE 7 – PROVISIONS

In 2020, TORM was involved in cargo claims relating to a customer having granted indemnities for discharge of cargoes, and not being able to honor those obligations. The cases involved irregular activities by the customer. Legal action was initiated by TORM in the UK and in India against the customer and related individuals. TORM has recognized provisions amounting to USD 6.5 m as of 30 September 2023 relating to the case complex (30 September, 2022: USD 6.5m, 31 December 2022: USD 6.5m). Legal proceedings are still ongoing and therefore the provisions recognized are subject to uncertainty relating to both timing and amount.